SCHEDULE OF OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Director fees including bonus (excluding Chairman’s bonus)	$ 1,145,581	$ 1,100,192	$ 910,403
Chairman’s bonus	347,500	934,007	300,000
Auditor’s Remuneration (refer to Note 20)	182,853	158,195	454,692
Legal and Professional fees	1,005,883	1,377,774	1,432,926
FX Gains and losses	(96,978)	55,183	99,930
Depreciation	$ 2,563	$ 3,866	$ 3,797